Registration No. 33-73244 and 811-08226

As filed with the Securities and Exchange Commission on August 5, 2014

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No.	48 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No.	49 ☒

TEMPLETON GLOBAL INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of Principal Executive Offices) (Zip Code)

(954) 527-7500
(Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]	on (date) pursuant to paragraph (b) of Rule 485

[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485

[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 4th day of August, 2014.

                              TEMPLETON GLOBAL INVESTMENT TRUST

                                (REGISTRANT)

                              By: /s/LORI A. WEBER

                              Lori A. Weber

                              Vice President & Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

NORMAN J. BOERSMA*
Norman J. Boersma	President and Chief Executive Officer – Investment Management	August 4, 2014
LAURA F. FERGERSON*
Laura F. Fergerson	Chief Executive Officer – Finance and Administration	August 4, 2014
MARK H. OTANI*
Mark H. Otani	Chief Financial Officer and Chief Accounting Officer	August 4, 2014

HARRIS J. ASHTON*
Harris J. Ashton	Trustee	August 4, 2014

ANN TORRE BATES*
Ann Torre Bates	Trustee	August 4, 2014

FRANK J. CROTHERS*
Frank J. Crothers	Trustee	August 4, 2014

EDITH E. HOLIDAY*
Edith E. Holiday	Trustee	August 4, 2014

GREGORY E. JOHNSON*
Gregory E. Johnson	Trustee	August 4, 2014

RUPERT H. JOHNSON, JR.*
Rupert H. Johnson, Jr.	Trustee	August 4, 2014

J. MICHAEL LUTTIG*
J. Michael Luttig	Trustee	August 4, 2014

DAVID W. NIEMIEC*
David W. Niemiec	Trustee	August 4, 2014

FRANK A. OLSON*
Frank A. Olson	Trustee	August 4, 2014

LARRY D. THOMPSON*
Larry D. Thompson	Trustee	August 4, 2014

CONSTANTINE D. TSERETOPOULOS*
Constantine D. Tseretopoulos	Trustee	August 4, 2014

ROBERT E. WADE*
Robert E. Wade	Trustee	August 4, 2014

*By: /s/LORI A. WEBER________

 Lori A. Weber, Attorney-in-fact

(Pursuant to Powers of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase